Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 772,663,345	$ 708,862,985
Excess contributions payable	28,816	44,284
Less: Amounts allocated to withdrawing participants at end of year	0	(31,880)
Less: Deemed distributions - defaulted loans at end of year	(12,080)	(16,512)
Net assets available for benefits per the Form 5500	$ 772,680,081	$ 708,858,877